CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Mar. 31, 2012	Apr. 02, 2011
Current assets
Cash and cash equivalents	$ 162,075	$ 106,354	$ 21,065
Receivables, net	104,700	127,226	80,081
Inventories	246,601	187,413	117,173
Deferred tax assets	15,518	11,145	7,322
Prepaid expenses and other current assets	40,298	31,925	19,757
Total current assets	569,192	464,063	245,398
Property and equipment, net	180,317	170,755	119,323
Intangible assets, net	13,684	14,146	15,796
Goodwill	14,005	14,005	14,005
Deferred tax assets	3,942	3,952	1,951
Other assets	6,780	7,504	3,022
Total assets	787,920	674,425	399,495
Current liabilities
Revolving line of credit	27,667	22,674	12,765
Accounts payable	82,464	67,326	52,873
Accrued payroll and payroll related expenses	17,270	33,710	26,100
Accrued income taxes	40,342	8,199	18,701
Accrued expenses and other current liabilities	28,505	33,097	17,286
Total current liabilities	196,248	165,006	127,725
Note payable to parent			101,650
Deferred rent	46,137	43,292	29,381
Deferred tax liabilities	6,816	6,300	5,495
Other long-term liabilities	3,069	3,590	3,218
Total liabilities	252,270	218,188	267,469
Commitments and contingencies
Contingently redeemable ordinary shares			6,706
Shareholders' equity
Convertible preference shares, no par value; 10,163,920 shares issued and outstanding at April 2, 2011.
Ordinary shares, no par value; 650,000,000 shares authorized, and 193,226,091 shares issued and outstanding at June 30, 2012, 192,731,390 shares issued and outstanding at March 31, 2012 and 140,554,377 shares issued and outstanding at April 2, 2011
Additional paid-in capital	242,367	228,321	40,000
Accumulated other comprehensive (loss) income	(4,013)	(735)	4,033
Retained earnings	297,296	228,651	81,287
Total shareholders' equity	535,650	456,237	125,320
Total liabilities and shareholders' equity	$ 787,920	$ 674,425	$ 399,495